Schedule of Private Placement Offering (Details) - USD ($)					12 Months Ended
	Dec. 03, 2025	Oct. 08, 2025	Aug. 19, 2025	Jun. 30, 2025	Dec. 31, 2025	Feb. 05, 2024
Short-Term Debt [Line Items]
Principal amount						$ 4,500,000
Boot Capital [Member]
Short-Term Debt [Line Items]
Maturity date	Aug. 30, 2026
Principal amount	$ 115,000
Proceeds from debt	100,000
Original issue discount	$ 15,000
Interest rate	14.00%
Percentage of common stock shares convertible					4.99%
Private Placement Notes [Member]
Short-Term Debt [Line Items]
Principal amount					$ 6,900,000
Proceeds from debt					$ 5,497,909
Private Placement Notes [Member] | June 3i Note [Member]
Short-Term Debt [Line Items]
Maturity date				Jun. 30, 2026
Principal amount				$ 2,200,000
Proceeds from debt				$ 1,725,000
Initial Conversion Price per Share				$ 2.50
Initial Conversion Floor Price per Share				$ 0.11
Private Placement Notes [Member] | August 3i Note [Member]
Short-Term Debt [Line Items]
Maturity date			Sep. 19, 2026
Principal amount			$ 2,200,000
Proceeds from debt			$ 1,762,000
Initial Conversion Price per Share			$ 2.50
Initial Conversion Floor Price per Share			$ 1.10
Private Placement Notes [Member] | October 3i Note [Member]
Short-Term Debt [Line Items]
Maturity date		Oct. 08, 2026
Principal amount		$ 2,500,000
Proceeds from debt		$ 2,010,909
Initial Conversion Price per Share		$ 2.50
Initial Conversion Floor Price per Share		$ 0.62
Private Placement Warrants [Member]
Short-Term Debt [Line Items]
Number of Buyer Warrants Issued by the Company					393,231
Private Placement Warrants [Member] | June Warrant [Member]
Short-Term Debt [Line Items]
Number of Buyer Warrants Issued by the Company				67,124
Initial Buyer Warrant Exercise Price per Share				$ 2.50
Private Placement Warrants [Member] | August Warrant [Member]
Short-Term Debt [Line Items]
Number of Buyer Warrants Issued by the Company			126,107
Initial Buyer Warrant Exercise Price per Share			$ 2.50
Private Placement Warrants [Member] | October Warrant [Member]
Short-Term Debt [Line Items]
Number of Buyer Warrants Issued by the Company		200,000
Initial Buyer Warrant Exercise Price per Share		$ 2.50